CONSOLIDATED INCOME STATEMENTS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues:
Product sales	$ 1,270,558,771	$ 1,552,893,052	$ 1,518,411,235
Product sales - related party	53,538	2,898,698	3,140,734
Processing services	11,472,675	8,603,976	1,223,637
Total net revenues	1,282,031,446	1,561,497,028	1,519,634,872
Cost of revenues:
Product sales	1,086,790,937	1,346,151,113	1,405,819,889
Product sales - related party	54,756	2,733,991	3,578,013
Processing services	7,366,665	6,062,630	709,883
Total cost of revenues	1,094,157,602	1,352,213,743	1,406,529,772
Gross profit	187,873,844	209,283,285	113,105,100
Operating expenses (income):
Sales and marketing	72,294,911	93,067,159	75,594,663
General and administrative	59,290,266	67,293,891	55,632,109
Research and development	43,905,312	52,575,143	46,452,032
Other operating income	$ (16,919,975)	$ (11,870,403)	(45,885,044)
Impairment of long-lived assets			202,756,739
Total operating expenses	$ 158,570,514	$ 201,065,790	334,550,499
Income (loss) from operations	29,303,330	8,217,495	(221,445,399)
Non-operating expenses (income):
Interest income	(2,875,075)	(5,009,687)	(8,443,153)
Interest expense	43,417,785	49,015,802	52,108,491
Foreign exchange losses	2,136,980	27,009,411	367,936
Losses (gains) on derivatives, net	$ 6,030,915	(6,057,941)	$ (633,964)
Gain on disposal of subsidiaries		(8,253,229)
Gains on repurchase of convertible notes	$ (13,693,269)	(7,048,188)
Fair value change of warrant liability	(1,312,500)	(7,455,000)	$ (3,202,500)
Loss before income tax, non-controlling interests	(4,401,506)	(33,983,673)	(261,642,209)
Income tax benefit (expense)	(673,616)	349,880	2,722,715
Net loss	$ (5,075,122)	(33,633,793)	(258,919,494)
Less: net loss attributed to non-controlling interests		(3,772)	(3,955)
Net loss attributed to ReneSola Ltd	$ (5,075,122)	$ (33,630,021)	$ (258,915,539)
Loss per share
Basic (in dollars per share)	$ (0.02)	$ (0.17)	$ (1.42)
Diluted (in dollars per share)	$ (0.02)	$ (0.17)	$ (1.42)
Weighted average number of shares used in computing loss per share
Basic (in shares)	204,085,041	203,550,049	182,167,908
Diluted (in shares)	204,085,041	203,550,049	182,167,908